Nature of the business, Description (Details) - Algonquin [Member]			6 Months Ended
	May 31, 2019	May 22, 2019	Jun. 30, 2020
Nature of the business [Abstract]
Ownership interest	44.20%	42.27%	44.20%
Proportion of voting rights held by non-controlling interests			41.50%
Top of Range [Member]
Nature of the business [Abstract]
Ownership interest			48.50%